Share based compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Equity [Abstract]
Schedule of Outstanding Restricted Stock Awards And Restricted Stock Units Activity

Activity for the three months ended March 31, 2020 was as follows:

	Class A Common Stock	Weighted Average Grant Date Fair Value
Unvested at December 31, 2019	1,818,675	$12.39
Granted	1,086,378	17.34
Forfeited	—	—
Vested	—	—

Unvested at March 31, 2020	2,905,053	$14.12

(1)

Upon vesting, award-holders elected to sell shares to the Company in order to satisfy the associated tax obligations. The awards are not deemed outstanding; further, these forfeited shares are added back to the amount of shares available for grant under the 2019 Equity Incentive Plan.

Activity from July 11, 2019 through December 31, 2019 was as follows:

	Class A Common Stock	Weighted Average Grant Date Fair Value
Unvested at July 11, 2019	—
Granted	3,275,229	$12.07
Forfeited (1)	321,263	11.81
Vested	1,135,291	11.68

Unvested at December 31, 2019	1,818,675	$12.39

(1)

Upon vesting, award-holders elected to sell shares to the Company in order to satisfy the associated tax obligations. The awards are not deemed outstanding; further, these forfeited shares are added back to the amount of shares available for grant under the 2019 Plan.

Summary of Changes in Non-Vested Units Outstanding

A summary of the changes in non-vested profit interest units outstanding for the period for the three months ended March 31, 2019 is presented below:

	Units	Weighted average fair value per unit
Non-vested units at January 1, 2019	9,460	$182.83
Activity during the period:
Granted	—
Vested	(55)	(160.00)

Non-vested units at March 31, 2019	9,405	$182.96

A summary of the changes in non-vested units outstanding for the period from January 1, 2019 to July 10, 2019 is presented below:

	Units	Weighted average fair value per unit
Non-vested units at January 1, 2019	9,460	$182.83
Activity during the period:
Granted	—
Vested	(9,460)	(182.83)

Non-vested units at December 31, 2019	—	$—